UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

Unusual Whales Subversive Democratic Trading ETF
Ticker Symbol:  NANC

Unusual Whales Subversive Republican Trading ETF
Ticker Symbol:  KRUZ

Annual Report
September 30, 2023

https://www.subversiveetfs.com/

(This Page Intentionally Left Blank.)

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Unusual Whales Subversive Democratic Trading ETF (NANC)

For the period since inception of February 6, 2023, through September 30, 2023, the Unusual Whales Subversive Democratic Trading ETF had a market return of 7.80% and an NAV return of 7.72% compared to a return of the S&P 500 Index of 5.47%. The Fund NAV outperformed the subindex, the S&P 500 Index, by 170 basis points from Fund inception through September 30, 2023. NANC has continued to outperform the S&P 500 Index during the period which was largely characterized by the Silicon Valley Bank mini panic of mid-March.

From a sector perspective, Communication Services and Energy, led the way with contributions to the overall return of portfolio of 0.19% and 0.10% respectively; while Information Technology and Consumer Discretionary detracted -1.39% and -0.69% respectively from the overall performance of the portfolio.

Individually, the following positions contributed the most to the overall return of the portfolio: Google (0.52%), NVIDIA (0.24%), and CrowdStrike (0.18%).

Individually, the following positions detracted the most from the overall return of the portfolio: Apple (-0.85%), Microsoft (-0.72%), and Disney (-0.17%).

As of September 30, 2023, the Fund NAV was leading the S&P 500 Index by 194 basis points since inception.

Unusual Whales Subversive Republican Trading ETF (KRUZ)

For the period since inception of February 6, 2023 through September 30, 2023, the Unusual Whales Republican Trading ETF had a market return of -1.20% and an NAV return of -1.30% compared to a return of the S&P 500 Index of 5.47%.  The Fund NAV underperformed the S&P 500 Index, by 638 basis points during the quarter.

While Democrats have a larger concentration in the technology space, the holdings of Republican members of congress are focused on energy and manufacturing which have lagged the A.I. driven outperformance of the broader market in general in 2023.

From a sector perspective, Energy led the way with a contribution to the overall return of portfolio of 0.72%; while Industrials and Consumer Discretionary detracted -0.67% and -0.68% respectively from the overall performance of the portfolio.

Individually, the following positions contributed the most to the overall return of the portfolio: ConocoPhillips (0.21%), EPAM Systems (0.14%), and Shell (0.14%).

Individually, the following positions detracted the most from the overall return of the portfolio: SolarEdge Tech (-0.26%), RTX Corp (-0.23%), and Paypal Holdings (-0.20%).

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (877-291-4040).

Basis Points: A basis point is one hundredth of 1 percentage point. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of September 30, 2023

Since Inception(1)
Unusual Whales Subversive Democratic Trading ETF – NAV	7.72%
Unusual Whales Subversive Democratic Trading ETF – Market	7.80%
S&P 500 Index(2)	5.47%

(1)	Commencement date of the Fund was February 6, 2023.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of September 30, 2023

Since Inception(1)
Unusual Whales Subversive Republican Trading ETF – NAV	-1.30%
Unusual Whales Subversive Republican Trading ETF – Market	-1.20%
S&P 500® Index(2)	5.47%

(1)	Commencement date of the Fund was February 6, 2023.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Expense Examples (Unaudited)
September 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including broker commissions on the purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 – September 30, 2023).

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Unusual Whales Subversive Democratic Trading ETF
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(4/1/2023 –
	(4/1/2023)	(9/30/2023)	9/30/2023)
Actual(2)	$1,000.00	$1,067.70	$3.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75%,  multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual NAV return for the six-month period ended September 30, 2023 of 6.77%.

Unusual Whales Subversive Republican Trading ETF
			Expenses Paid
	Beginning	Ending	During Period(3)
	Account Value	Account Value	(4/1/2023 –
	(4/1/2023)	(9/30/2023)	9/30/2023)
Actual(4)	$1,000.00	$1,015.20	$3.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75%,  multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(4)	Based on the actual NAV return for the six-month period ended September 30, 2023 of 1.52%.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Sector Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
September 30, 2023

Top 10 Equity Holdings(1)(2) (% of Net Assets) (Unaudited)
September 30, 2023

Microsoft Corp.	10.42%
Amazon.com, Inc.	7.43%
Apple, Inc.	6.55%
Salesforce, Inc.	4.87%
Alphabet, Inc., Class C	4.75%
NVIDIA Corp.	4.57%
Walt Disney Co.	1.75%
Crowdstrike Holdings, Inc., Class A	1.46%
Tesla, Inc.	1.14%
API Group Corp.	0.92%

(1)	Fund Holdings and Sector allocations are subject to change at anytime and are not recommendations to buy or sell any security.
(2)	Data expressed excludes PIMCO Enhanced Short Maturity Active ETF. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Sector Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
September 30, 2023

Top 10 Equity Holdings(1) (% of Net Assets) (Unaudited)
September 30, 2023

Conocophillips	2.66%
Shell plc – ADR	2.08%
Accenture plc, Class A	1.96%
NGL Energy Partners LP	1.88%
Philip Morris International, Inc.	1.69%
Fedex Corp.	1.64%
Comfort System USA, Inc.	1.64%
Intel Corp.	1.59%
United Therapeutics Corp.	1.55%
Paypal Holdings, Inc.	1.52%

(1)	Fund Holdings and Sector allocations are subject to change at anytime and are not recommendations to buy or sell any security.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments
September 30, 2023

	Shares	Value
COMMON STOCKS – 91.21%

Aerospace & Defense – 0.29%
Boeing Co. (a)	7	$1,342
Embraer SA – ADR	266	3,650
General Dynamics Corp.	48	10,606
HEICO Corp.	14	1,809
Hexcel Corp.	14	912
Huntington Ingalls Industries, Inc.	5	1,023
Lockheed Martin Corp.	8	3,272
Raytheon Technologies Corp.	18	1,295
TransDigm Group, Inc. (a)	2	1,686
Woodward, Inc.	14	1,740
		27,335
Air Freight & Logistics – 0.85%
CH Robinson Worldwide, Inc.	14	1,206
Expeditors International of Washington, Inc.	28	3,210
FedEx Corp.	31	8,213
United Parcel Service, Inc., Class B	431	67,179
		79,808
Automobile Components – 0.21%
Aptiv PLC (a)(b)	75	7,394
BorgWarner, Inc.	154	6,218
Goodyear Tire & Rubber Co.	56	696
Lear Corp.	32	4,294
QuantumScape Corp. (a)	112	749
		19,351
Automobiles – 1.48%
Ford Motor Co.	2,082	25,858
General Motors Co.	59	1,945
Harley-Davidson, Inc.	28	926
Lucid Group, Inc. (a)	196	1,096
Rivian Automotive, Inc., Class A (a)	84	2,040
Tesla, Inc. (a)	430	107,594
		139,459
Banks – 2.15%
Ameris Bancorp	42	1,612
Bank of America Corp.	989	27,079
Bank of Hawaii Corp.	28	1,391
Bank of Nova Scotia (b)	14	638
Cadence Bank	93	1,973

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Banks – 2.15% (Continued)
Canadian Imperial Bank of Commerce (b)	216	$8,340
Cathay General Bancorp	42	1,460
Citigroup, Inc.	252	10,365
Citizens Financial Group, Inc.	154	4,127
Comerica, Inc.	56	2,327
Cullen/Frost Bankers, Inc.	28	2,554
Fifth Third Bancorp	336	8,511
First Horizon Corp.	687	7,571
Huntington Bancshares, Inc.	799	8,310
JPMorgan Chase & Co.	98	14,212
KeyCorp	378	4,067
M&T Bank Corp.	14	1,770
OceanFirst Financial Corp.	56	810
Pacific Premier Bancorp, Inc.	42	914
PacWest Bancorp	42	332
PNC Financial Services Group, Inc.	35	4,297
Regions Financial Corp.	56	963
Seacoast Banking Corp. of Florida	98	2,152
Synovus Financial Corp.	28	778
Toronto-Dominion Bank (b)	255	15,365
Truist Financial Corp.	748	21,400
US Bancorp	143	4,728
Wells Fargo & Co.	1,022	41,760
Western Alliance Bancorp	14	644
Zions Bancorp NA	56	1,954
		202,404
Beverages – 0.77%
Ambev SA – ADR	406	1,047
Anheuser-Busch InBev SA – ADR	28	1,548
Brown-Forman Corp.	18	1,046
Coca-Cola Co.	401	22,447
Constellation Brands, Inc.	2	503
Diageo PLC – ADR	65	9,698
Fomento Economico Mexicano SAB de CV – ADR	28	3,056
Keurig Dr Pepper, Inc.	42	1,326
Molson Coors Beverage Co.	42	2,671
Monster Beverage Corp. (a)	140	7,413
PepsiCo, Inc.	131	22,197
		72,952

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Biotechnology – 1.21%
AbbVie, Inc.	191	$28,470
Alnylam Pharmaceuticals, Inc. (a)	4	708
Amgen, Inc.	132	35,477
Arcutis Biotherapeutics, Inc. (a)	56	297
BioCryst Pharmaceuticals, Inc. (a)	70	496
Biogen, Inc. (a)	18	4,626
Genmab AS – ADR (a)	28	988
Gilead Sciences, Inc.	47	3,522
Halozyme Therapeutics, Inc. (a)	14	535
Incyte Corp. (a)	28	1,618
Insmed, Inc. (a)	14	354
Intellia Therapeutics, Inc. (a)	28	885
Ionis Pharmaceuticals, Inc. (a)	28	1,270
Moderna, Inc. (a)	28	2,892
Regeneron Pharmaceuticals, Inc. (a)	16	13,167
Sarepta Therapeutics, Inc. (a)	26	3,152
Vertex Pharmaceuticals, Inc. (a)	46	15,996
		114,453
Broadline Retail – 7.59%
Amazon.com, Inc. (a)	5,507	700,050
Etsy, Inc. (a)	79	5,102
Macy’s, Inc. (a)	210	2,438
MercadoLibre, Inc. (a)(b)	6	7,607
Qurate Retail, Inc. (a)	1,190	722
		715,919
Building Products – 0.42%
Advanced Drainage Systems, Inc.	14	1,594
Allegion PLC (b)	14	1,459
Builders FirstSource, Inc. (a)	34	4,233
Carlisle Cos., Inc.	1	259
Carrier Global Corp.	154	8,500
Fortune Brands Innovations, Inc.	23	1,430
Johnson Controls International PLC (b)	112	5,960
Lennox International, Inc.	3	1,123
Masco Corp.	42	2,245
Trane Technologies PLC (b)	60	12,174
		38,977
Capital Markets – 2.18%
Ameriprise Financial, Inc.	28	9,231

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Capital Markets – 2.18% (Continued)
Ares Management Corp.	56	$5,761
Bank of New York Mellon Corp.	282	12,027
BlackRock, Inc.	21	13,576
Blackstone, Inc.	135	14,464
Carlyle Group, Inc.	28	844
Cboe Global Markets, Inc.	14	2,187
Charles Schwab Corp.	300	16,471
CME Group, Inc.	22	4,405
Franklin Resources, Inc.	56	1,376
Goldman Sachs Group, Inc.	7	2,265
Interactive Brokers Group, Inc., Class A	14	1,212
Intercontinental Exchange, Inc.	102	11,222
KKR & Co., Inc.	98	6,037
LPL Financial Holdings, Inc.	42	9,981
Moody’s Corp.	14	4,426
Morgan Stanley	575	46,961
MSCI, Inc.	6	3,078
Nasdaq, Inc.	287	13,945
Northern Trust Corp.	56	3,891
Open Lending Corp. (a)	28	205
Raymond James Financial, Inc.	42	4,218
S&P Global, Inc.	21	7,674
State Street Corp.	42	2,812
Stifel Financial Corp.	14	860
T Rowe Price Group, Inc.	42	4,405
UBS Group AG (b)	14	345
XP, Inc. (b)	56	1,291
		205,170
Chemicals – 1.16%
Air Products and Chemicals, Inc.	50	14,170
Celanese Corp., Class A	42	5,272
CF Industries Holdings, Inc.	51	4,373
Chemours Co.	42	1,178
Corteva, Inc.	252	12,892
Dow, Inc.	42	2,166
DuPont de Nemours, Inc.	237	17,677
Eastman Chemical Co.	28	2,148
Ecolab, Inc.	56	9,486
FMC Corp.	14	938
International Flavors & Fragrances, Inc.	28	1,909

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Chemicals – 1.16% (Continued)
Linde PLC (b)	30	$11,171
Minerals Technologies, Inc.	42	2,300
Mosaic Co.	112	3,987
PPG Industries, Inc.	102	13,240
Scotts Miracle-Gro Co.	14	724
Sherwin-Williams Co.	14	3,571
Westlake Corp.	14	1,745
		108,947
Commercial Services & Supplies – 0.40%
Cintas Corp.	14	6,734
Copart, Inc. (a)	208	8,963
GFL Environmental, Inc. (b)	112	3,557
Republic Services, Inc.	56	7,981
Stericycle, Inc. (a)	14	626
Tetra Tech, Inc.	14	2,128
Waste Connections, Inc. (b)	5	672
Waste Management, Inc.	48	7,317
		37,978
Communications Equipment – 0.76%
Arista Networks, Inc. (a)	56	10,301
Cisco Systems, Inc.	778	41,826
CommScope Holding Co., Inc. (a)	56	188
EMCORE Corp. (a)	490	233
Infinera Corp. (a)	1,652	6,905
Juniper Networks, Inc.	42	1,167
Lumentum Holdings, Inc. (a)	28	1,265
Motorola Solutions, Inc.	31	8,439
Telefonaktiebolaget LM Ericsson – ADR	84	408
Viavi Solutions, Inc. (a)	182	1,663
		72,395
Construction & Engineering – 1.13%
Ameresco, Inc., Class A (a)	20	771
API Group Corp. (a)	3,360	87,124
Argan, Inc.	28	1,275
EMCOR Group, Inc.	14	2,945
Quanta Services, Inc.	70	13,095
WillScot Mobile Mini Holdings Corp. (a)	28	1,165
		106,375

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Construction Materials – 0.54%
Eagle Materials, Inc.	14	$2,331
Martin Marietta Materials, Inc.	6	2,463
Vulcan Materials Co.	226	45,657
		50,451
Consumer Finance – 1.05%
Ally Financial, Inc.	247	6,590
American Express Co.	431	64,300
Capital One Financial Corp.	98	9,511
Discover Financial Services	141	12,215
OneMain Holdings, Inc.	56	2,245
Synchrony Financial	126	3,852
		98,713
Consumer Staples Distribution & Retail – 1.44%
BJ’s Wholesale Club Holdings, Inc. (a)	28	1,998
Casey’s General Stores, Inc.	4	1,086
Costco Wholesale Corp.	70	39,547
Dollar General Corp.	92	9,734
Dollar Tree, Inc. (a)	99	10,539
Kroger Co.	112	5,012
Performance Food Group Co. (a)	84	4,944
Sysco Corp.	93	6,143
Target Corp.	144	15,922
US Foods Holding Corp. (a)	56	2,223
Walgreens Boots Alliance, Inc.	311	6,917
Walmart, Inc.	196	31,346
		135,411
Containers & Packaging – 0.74%
AptarGroup, Inc.	14	1,751
Avery Dennison Corp.	14	2,557
Ball Corp.	520	25,885
Berry Global Group, Inc.	331	20,492
Graphic Packaging Holding Co.	213	4,746
International Paper Co.	28	993
Packaging Corp. of America	14	2,150
Sealed Air Corp.	70	2,300
Silgan Holdings, Inc.	36	1,552
Westrock Co.	197	7,053
		69,479

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Distributors – 0.09%
Genuine Parts Co.	14	$2,021
LKQ Corp.	84	4,159
Pool Corp.	6	2,137
		8,317
Diversified Consumer Services – 0.00%
WW International, Inc. (a)	42	465

Diversified Telecommunication Services – 0.34%
AT&T, Inc.	427	6,414
BCE, Inc. (b)	28	1,069
Liberty Global PLC (a)(b)	266	4,937
Lumen Technologies, Inc.	370	525
Telkom Indonesia Persero Tbk PT – ADR	42	1,012
Verizon Communications, Inc.	584	18,927
		32,884
Electric Utilities – 0.31%
Alliant Energy Corp.	14	678
American Electric Power Co., Inc.	42	3,159
Avangrid, Inc.	14	422
Constellation Energy Corp.	21	2,291
Duke Energy Corp.	33	2,913
Edison International	14	886
Entergy Corp.	28	2,590
Eversource Energy	28	1,628
FirstEnergy Corp.	70	2,393
NextEra Energy, Inc.	101	5,786
Portland General Electric Co.	70	2,834
PPL Corp.	42	990
Southern Co.	28	1,812
Xcel Energy, Inc.	14	801
		29,183
Electrical Equipment – 0.92%
Acuity Brands, Inc.	1	170
AMETEK, Inc.	73	10,787
ChargePoint Holdings, Inc. (a)	252	1,252
Eaton Corp. PLC (b)	73	15,569
Emerson Electric Co.	84	8,112
Plug Power, Inc. (a)	70	532
Regal Rexnord Corp.	32	4,572
Rockwell Automation, Inc.	18	5,146

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Electrical Equipment – 0.92% (Continued)
Sensata Technologies Holding PLC (b)	798	$30,180
Shoals Technologies Group, Inc. (a)	145	2,646
Vertiv Holdings Co.	196	7,291
		86,257
Electronic Equipment, Instruments & Components – 0.29%
Advanced Energy Industries, Inc.	14	1,444
Amphenol Corp., Class A	70	5,879
CDW Corp.	14	2,825
Coherent Corp. (a)	28	914
Corning, Inc.	199	6,063
Jabil, Inc.	28	3,553
Keysight Technologies, Inc. (a)	18	2,382
Teledyne Technologies, Inc. (a)	2	817
Vontier Corp.	112	3,463
		27,340
Energy Equipment & Services – 0.18%
Baker Hughes Co.	14	494
ChampionX Corp.	270	9,618
Patterson-UTI Energy, Inc.	364	5,038
TechnipFMC PLC (b)	84	1,709
		16,859
Entertainment – 2.33%
Activision Blizzard, Inc.	98	9,175
Electronic Arts, Inc.	42	5,057
Liberty Media Corp.-Liberty Formula One (a)	90	5,365
Lions Gate Entertainment Corp., Class A (a)(b)	777	6,589
Lions Gate Entertainment Corp., Class B (a)(b)	1,631	12,836
Live Nation Entertainment, Inc.	14	1,163
Netflix, Inc. (a)	21	7,930
Playtika Holding Corp. (a)	112	1,079
ROBLOX Corp., Class A (a)	115	3,330
Walt Disney Co. (a)	2,031	164,612
Warner Bros Discovery, Inc. (a)	224	2,433
		219,569
Financial Services – 1.84%
Apollo Global Management, Inc.	54	4,847
Berkshire Hathaway, Inc., Class B (a)	215	75,315
Block, Inc. (a)	29	1,284
Equitable Holdings, Inc.	42	1,192
Fidelity National Information Services, Inc.	84	4,643

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Financial Services – 1.84% (Continued)
Flywire Corp. (a)	98	$3,125
Global Payments, Inc.	37	4,269
Jack Henry & Associates, Inc.	14	2,116
Mastercard, Inc., Class A	89	35,236
MGIC Investment Corp.	196	3,271
PayPal Holdings, Inc. (a)	210	12,277
Shift4 Payments, Inc. (a)	14	775
Visa, Inc., Class A	92	21,161
Voya Financial, Inc.	57	3,788
WEX, Inc. (a)	2	376
		173,675
Food Products – 0.49%
Archer-Daniels-Midland Co.	129	9,730
Beyond Meat, Inc. (a)	42	404
Conagra Brands, Inc.	70	1,919
Darling Ingredients, Inc. (a)	30	1,566
General Mills, Inc.	64	4,095
Hershey Co.	4	800
Hormel Foods Corp.	45	1,711
J M Smucker Co.	18	2,212
Kellanova	14	833
Kraft Heinz Co.	126	4,239
Lamb Weston Holdings, Inc.	98	9,062
Mondelez International, Inc., Class A	80	5,552
Tyson Foods, Inc., Class A	42	2,121
Utz Brands, Inc.	112	1,504
		45,748
Gas Utilities – 0.11%
Atmos Energy Corp.	28	2,966
Brookfield Infrastructure Corp. (b)	42	1,484
Northwest Natural Holding Co.	134	5,113
		9,563
Ground Transportation – 0.51%
CSX Corp.	219	6,734
JB Hunt Transport Services, Inc.	14	2,639
Norfolk Southern Corp.	35	6,893
Old Dominion Freight Line, Inc.	28	11,456
Uber Technologies, Inc. (a)	144	6,623
U-Haul Holding Co. (a)	14	764

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Ground Transportation – 0.51% (Continued)
Union Pacific Corp.	64	$13,032
		48,141
Health Care Equipment & Supplies – 1.22%
Abbott Laboratories	184	17,819
Alcon, Inc. (a)	28	2,158
Artivion, Inc. (a)	719	10,900
Baxter International, Inc.	304	11,473
Becton Dickinson & Co.	18	4,654
Boston Scientific Corp. (a)	144	7,603
DENTSPLY SIRONA, Inc.	42	1,435
Dexcom, Inc.	36	3,359
Edwards Lifesciences Corp. (a)	84	5,820
Globus Medical, Inc. (a)	32	1,589
Haemonetics Corp. (a)	14	1,254
ICU Medical, Inc. (a)	4	476
IDEXX Laboratories, Inc. (a)	5	2,186
Insulet Corp. (a)	4	638
Integra LifeSciences Holdings Corp. (a)	42	1,604
Intuitive Surgical, Inc. (a)	9	2,631
Koninklijke Philips NV (a)(b)	231	4,606
Medtronic PLC (b)	224	17,552
ResMed, Inc.	14	2,070
Stryker Corp.	54	14,757
Teleflex, Inc.	2	393
		114,977
Health Care Providers & Services – 1.41%
Cardinal Health, Inc.	28	2,431
Centene Corp. (a)	112	7,715
Chemed Corp.	2	1,039
Cigna Group	28	8,010
CVS Health Corp.	203	14,173
DaVita, Inc. (a)	14	1,323
Elevance Health, Inc.	42	18,288
Fresenius Medical Care AG & Co. KGaA – ADR	28	603
HCA Healthcare, Inc.	74	18,203
HealthEquity, Inc. (a)	42	3,068
Humana, Inc.	17	8,271
Laboratory Corp. of America Holdings	8	1,608
McKesson Corp.	22	9,567
Molina Healthcare, Inc. (a)	21	6,886

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Health Care Providers & Services – 1.41% (Continued)
NeoGenomics, Inc. (a)	126	$1,550
Quest Diagnostics, Inc.	28	3,412
UnitedHealth Group, Inc.	49	24,705
US Physical Therapy, Inc.	23	2,110
		132,962
Health Care REITs – 0.04%
Ventas, Inc.	84	3,539

Health Care Technology – 0.01%
Phreesia, Inc. (a)	28	523
Veeva Systems, Inc., Class A (a)	3	610
		1,133
Hotels, Restaurants & Leisure – 2.15%
Airbnb, Inc. (a)	42	5,763
Aramark	28	972
Booking Holdings, Inc. (a)	1	3,084
Caesars Entertainment, Inc. (a)	42	1,947
Carnival Corp. (a)(b)	51	700
Chipotle Mexican Grill, Inc. (a)	1	1,832
Choice Hotels International, Inc.	1	123
Darden Restaurants, Inc.	14	2,005
Domino’s Pizza, Inc.	60	22,727
DoorDash, Inc. (a)	42	3,338
Expedia Group, Inc. (a)	28	2,886
Full House Resorts, Inc. (a)	350	1,495
Hilton Worldwide Holdings, Inc.	14	2,103
Las Vegas Sands Corp.	84	3,851
Marriott International, Inc., Class A	90	17,690
Marriott Vacations Worldwide Corp.	120	12,076
McDonald’s Corp.	134	35,300
MGM Resorts International	279	10,256
Planet Fitness, Inc., Class A (a)	29	1,426
Restaurant Brands International, Inc. (a)(b)	196	13,057
Royal Caribbean Cruises Ltd. (a)(b)	14	1,290
Sabre Corp. (a)	56	251
Starbucks Corp.	487	44,447
Vail Resorts, Inc.	1	222
Wyndham Hotels & Resorts, Inc.	14	974
Wynn Resorts Ltd.	98	9,056
Yum! Brands, Inc.	28	3,498
		202,369

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Household Durables – 0.97%
DR Horton, Inc.	333	$35,787
Helen of Troy Ltd. (a)(b)	14	1,632
iRobot Corp. (a)	28	1,061
Lennar Corp.	85	9,250
Mohawk Industries, Inc. (a)	193	16,561
Newell Brands, Inc.	140	1,264
NVR, Inc. (a)	2	11,927
PulteGroup, Inc.	70	5,184
Sony Group Corp. – ADR	42	3,461
Tempur Sealy International, Inc.	112	4,854
Toll Brothers, Inc.	14	1,035
Whirlpool Corp.	1	134
		92,150
Household Products – 0.79%
Central Garden & Pet Co. (a)	42	1,684
Church & Dwight Co., Inc.	19	1,741
Clorox Co.	21	2,752
Colgate-Palmolive Co.	224	15,929
Kimberly-Clark Corp.	28	3,384
Procter & Gamble Co.	336	49,008
		74,498
Independent Power & Renewable Elec Producers – 0.02%
Atlantica Sustainable Infrastructure PLC (b)	70	1,337
Clearway Energy, Inc.	42	837
		2,174
Industrial Conglomerates – 0.23%
3M Co.	84	7,864
General Electric Co.	23	2,543
Honeywell International, Inc.	62	11,454
		21,861
Industrial REITs – 0.12%
Americold Realty Trust, Inc.	126	3,832
Prologis, Inc.	42	4,712
STAG Industrial, Inc.	70	2,416
		10,960
Insurance – 1.67%
Aflac, Inc.	126	9,671
Allstate Corp.	166	18,494

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Insurance – 1.67% (Continued)
American International Group, Inc.	119	$7,211
Aon PLC (b)	37	11,996
Arthur J Gallagher & Co.	42	9,573
Brighthouse Financial, Inc. (a)	14	685
Chubb Ltd. (b)	15	3,123
Cincinnati Financial Corp.	14	1,432
Fidelity National Financial, Inc.	28	1,156
Hartford Financial Services Group, Inc.	14	993
Horace Mann Educators Corp.	28	823
Lincoln National Corp.	70	1,728
Loews Corp.	56	3,545
Manulife Financial Corp. (b)	56	1,024
Markel Group, Inc. (a)	2	2,945
Marsh & McLennan Cos., Inc.	107	20,362
MetLife, Inc.	42	2,642
Principal Financial Group, Inc.	84	6,054
Progressive Corp.	212	29,531
Prudential Financial, Inc.	56	5,314
Reinsurance Group of America, Inc.	14	2,033
Travelers Cos., Inc.	28	4,573
Unum Group	84	4,132
W R Berkley Corp.	75	4,762
Willis Towers Watson PLC (b)	19	3,970
		157,772
Interactive Media & Services – 5.30%
Alphabet, Inc., Class C (a)	3,395	447,630
Cargurus, Inc. (a)	28	491
IAC, Inc. (a)	42	2,116
Match Group, Inc. (a)	65	2,546
Meta Platforms, Inc., Class A (a)	131	39,328
Pinterest, Inc. (a)	84	2,271
Snap, Inc. – Class A (a)	168	1,497
TripAdvisor, Inc. (a)	112	1,857
ZoomInfo Technologies, Inc. (a)	84	1,378
		499,114
IT Services – 1.18%
Accenture PLC, Class A (b)	111	34,089
Cloudflare, Inc., Class A (a)	56	3,530
Cognizant Technology Solutions Corp., Class A	42	2,845
DXC Technology Co. (a)	218	4,541

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
IT Services – 1.18% (Continued)
EPAM Systems, Inc. (a)	1	$256
Gartner, Inc. (a)	34	11,683
GoDaddy, Inc. (a)	14	1,043
International Business Machines Corp.	255	35,776
Kyndryl Holdings, Inc. (a)	148	2,235
MongoDB, Inc. (a)	14	4,842
Okta, Inc. (a)	14	1,141
Rackspace Technology, Inc. (a)	196	461
Shopify, Inc. (a)(b)	48	2,619
Snowflake, Inc. (a)	14	2,139
Thoughtworks Holding, Inc. (a)	126	514
Twilio, Inc. (a)	14	819
VeriSign, Inc. (a)	14	2,835
		111,368
Leisure Products – 0.18%
Hasbro, Inc.	14	926
Mattel, Inc. (a)	364	8,019
Peloton Interactive, Inc., Class A (a)	126	636
Topgolf Callaway Brands Corp. (a)	532	7,363
		16,944
Life Sciences Tools & Services – 0.76%
Agilent Technologies, Inc.	70	7,827
Avantor, Inc. (a)	1,242	26,180
Azenta, Inc. (a)	14	703
Bio-Rad Laboratories, Inc., Class A (a)	7	2,509
Bio-Techne Corp.	14	953
Bruker Corp.	42	2,617
Charles River Laboratories International, Inc. (a)	6	1,176
CryoPort, Inc. (a)	28	384
Danaher Corp.	26	6,451
Illumina, Inc. (a)	4	549
IQVIA Holdings, Inc. (a)	14	2,755
Medpace Holdings, Inc. (a)	14	3,390
Mettler-Toledo International, Inc. (a)	1	1,108
Thermo Fisher Scientific, Inc.	23	11,642
West Pharmaceutical Services, Inc.	8	3,002
		71,246
Machinery – 1.69%
Caterpillar, Inc.	95	25,935
Deere & Co.	40	15,095

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Machinery – 1.69% (Continued)
Dover Corp.	14	$1,953
Flowserve Corp.	112	4,454
Fortive Corp.	78	5,784
IDEX Corp.	14	2,912
Illinois Tool Works, Inc.	61	14,049
Ingersoll Rand, Inc.	28	1,784
ITT, Inc.	14	1,371
Kadant, Inc.	14	3,158
Oshkosh Corp.	246	23,476
Otis Worldwide Corp.	14	1,124
PACCAR, Inc.	14	1,190
Parker-Hannifin Corp.	107	41,680
Pentair PLC (b)	56	3,626
Snap-on, Inc.	14	3,571
Terex Corp.	28	1,613
Xylem, Inc.	74	6,736
		159,511
Media – 0.81%
Charter Communications, Inc. (a)	6	2,639
Comcast Corp.	431	19,111
Fox Corp.	42	1,213
iHeartMedia, Inc. (a)	7,314	23,111
Interpublic Group of Cos., Inc.	42	1,204
Liberty Broadband Corp. (a)	36	3,273
Liberty Media Corp.-Liberty SiriusXM (a)	626	15,938
News Corp.	70	1,404
Nexstar Media Group, Inc., Class A	14	2,007
Omnicom Group, Inc.	14	1,043
Paramount Global	144	1,858
Sirius XM Holdings, Inc.	210	949
Trade Desk, Inc. (a)	28	2,188
		75,938
Metals & Mining – 0.50%
Alamos Gold, Inc. (b)	280	3,161
Alcoa Corp.	126	3,662
Barrick Gold Corp. (b)	294	4,278
BHP Group Ltd. – ADR	28	1,593
Cleveland-Cliffs, Inc. (a)	224	3,501
Freeport-McMoRan, Inc. (b)	140	5,221
Newmont Corp.	28	1,035

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Metals & Mining – 0.50% (Continued)
Nucor Corp.	56	$8,755
Pan American Silver Corp. (b)	42	608
Reliance Steel & Aluminum Co.	6	1,573
Rio Tinto PLC – ADR	114	7,255
Royal Gold, Inc.	28	2,977
Steel Dynamics, Inc.	14	1,501
United States Steel Corp.	56	1,819
		46,939
Miscellaneous Intermediation – 0.03%
SOFI TECHNOLOGIES INC COM (a)	353	2,820
Mortgage Real Estate Investment Trusts (REITs) – 0.03%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14	297
Rithm Capital Corp.	238	2,211
		2,508
Multi-Utilities – 0.21%
Ameren Corp.	28	2,095
CenterPoint Energy, Inc.	70	1,880
CMS Energy Corp.	14	744
Dominion Energy, Inc.	201	8,978
National Grid PLC – ADR	14	849
Public Service Enterprise Group, Inc.	17	967
Sempra Energy	64	4,354
		19,867
Office REITs – 0.04%
Alexandria Real Estate Equities, Inc.	14	1,401
Douglas Emmett, Inc.	134	1,711
Paramount Group, Inc.	154	711
		3,823
Oil, Gas & Consumable Fuels – 0.79%
Antero Midstream Corp.	266	3,187
Berry Corp.	1,120	9,184
BP PLC – ADR	129	4,994
Cheniere Energy, Inc.	5	830
Chevron Corp.	60	10,116
Clean Energy Fuels Corp. (a)	126	483
ConocoPhillips	67	8,027
Diamondback Energy, Inc.	28	4,337
Enbridge, Inc. (b)	20	664

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Oil, Gas & Consumable Fuels – 0.79% (Continued)
Equinor ASA – ADR	97	$3,181
Exxon Mobil Corp.	28	3,292
Hess Corp.	28	4,284
Kinder Morgan, Inc.	58	962
Matador Resources Co.	84	4,996
Murphy Oil Corp.	56	2,540
ONEOK, Inc.	56	3,552
Pioneer Natural Resources Co.	20	4,591
Suncor Energy, Inc. (b)	42	1,444
Williams Cos., Inc.	112	3,773
		74,437
Passenger Airlines – 0.10%
Alaska Air Group, Inc. (a)	28	1,038
Allegiant Travel Co.	1	77
American Airlines Group, Inc. (a)	56	717
Delta Air Lines, Inc.	28	1,036
Southwest Airlines Co.	28	758
United Airlines Holdings, Inc. (a)	140	5,922
		9,548
Personal Care Products – 0.17%
Coty, Inc. (a)	168	1,843
Estee Lauder Cos., Inc.	57	8,239
Haleon PLC – ADR	247	2,058
Unilever PLC – ADR	70	3,458
		15,598
Pharmaceuticals – 1.39%
AstraZeneca PLC – ADR	44	2,980
Bristol-Myers Squibb Co.	208	12,072
Catalent, Inc. (a)	14	637
Elanco Animal Health, Inc. (a)	1,876	21,087
Eli Lilly & Co.	46	24,709
Intra-Cellular Therapies, Inc. (a)	28	1,459
Johnson & Johnson	123	19,157
Merck & Co., Inc.	102	10,501
Nektar Therapeutics (a)	56	33
Novartis AG – ADR	114	11,612
Novo Nordisk AS – ADR	30	2,728
Pfizer, Inc.	271	8,989
Sanofi – ADR	84	4,506

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Pharmaceuticals – 1.39% (Continued)
Viatris, Inc.	420	$4,141
Zoetis, Inc.	37	6,437
		131,048
Professional Services – 0.88%
Automatic Data Processing, Inc.	42	10,104
Broadridge Financial Solutions, Inc.	64	11,459
CACI International, Inc., Class A (a)	3	942
Equifax, Inc.	14	2,565
Jacobs Solutions, Inc.	14	1,911
Leidos Holdings, Inc.	28	2,580
Paychex, Inc.	28	3,229
Paycom Software, Inc.	2	519
Paycor HCM, Inc. (a)	42	959
Science Applications International Corp.	14	1,478
SS&C Technologies Holdings, Inc.	805	42,294
TransUnion	14	1,005
Verisk Analytics, Inc.	16	3,780
		82,825
Real Estate Management & Development – 0.06%
CBRE Group, Inc. (a)	28	2,068
CoStar Group, Inc. (a)	42	3,230
Cushman & Wakefield PLC (a)(b)	56	427
Zillow Group, Inc., Class C (a)	14	646
		6,371
Residential REITs – 0.15%
American Homes 4 Rent	28	943
Apartment Investment and Management Co. (a)	154	1,047
Equity Residential	126	7,397
Invitation Homes, Inc.	28	887
Mid-America Apartment Communities, Inc.	14	1,801
Sun Communities, Inc.	14	1,657
UDR, Inc.	28	999
		14,731
Retail REITs – 0.08%
Agree Realty Corp.	14	773
NNN REIT, Inc.	28	990
Regency Centers Corp.	16	951
Simon Property Group, Inc.	42	4,537
		7,251

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Semiconductors & Semiconductor Equipment – 7.62%
Advanced Micro Devices, Inc. (a)	130	$13,367
Allegro MicroSystems, Inc. (a)	31	990
Analog Devices, Inc.	60	10,505
Applied Materials, Inc.	202	27,967
ASML Holding NV (b)	18	10,597
Broadcom, Inc.	4	3,322
Enphase Energy, Inc. (a)	28	3,364
First Solar, Inc. (a)	16	2,585
Infineon Technologies AG – ADR	90	2,985
Intel Corp.	1,437	51,085
KLA Corp.	21	9,632
Lam Research Corp.	39	24,444
Marvell Technology, Inc.	47	2,544
Microchip Technology, Inc.	310	24,196
Micron Technology, Inc.	554	37,689
NVIDIA Corp.	990	430,641
NXP Semiconductors NV (b)	46	9,196
ON Semiconductor Corp. (a)	154	14,314
QUALCOMM, Inc.	171	18,991
Skyworks Solutions, Inc.	28	2,761
Teradyne, Inc.	1	100
Texas Instruments, Inc.	108	17,173
		718,448
Software – 18.17%
ACI Worldwide, Inc. (a)	28	632
Adobe, Inc. (a)	20	10,198
Alteryx, Inc. (a)	28	1,055
ANSYS, Inc. (a)	1	298
Appfolio, Inc. (a)	5	913
Aspen Technology, Inc. (a)	14	2,860
Autodesk, Inc. (a)	14	2,897
BILL Holdings, Inc. (a)	28	3,040
Cadence Design Systems, Inc. (a)	14	3,280
Crowdstrike Holdings, Inc., Class A (a)	820	137,251
Datadog, Inc. (a)	28	2,551
Descartes Systems Group, Inc. (a)(b)	28	2,055
DocuSign, Inc. (a)	14	588
Elastic NV (a)(b)	14	1,137
Everbridge, Inc. (a)	84	1,883
Fortinet, Inc. (a)	37	2,171

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Software – 18.17% (Continued)
Gen Digital, Inc.	154	$2,723
Guidewire Software, Inc. (a)	14	1,260
HubSpot, Inc. (a)	3	1,478
Intuit, Inc.	59	30,145
LiveRamp Holdings, Inc. (a)	28	808
Marin Software, Inc. (a)	42	18
Microsoft Corp.	3,111	982,297
Oracle Corp.	70	7,414
Palo Alto Networks, Inc. (a)	14	3,282
RingCentral, Inc. (a)	14	415
Roper Technologies, Inc.	28	13,560
Salesforce, Inc. (a)	2,263	458,890
SAP SE – ADR	14	1,810
ServiceNow, Inc. (a)	35	19,564
Synopsys, Inc. (a)	7	3,213
Tyler Technologies, Inc. (a)	7	2,703
Unity Software, Inc. (a)	42	1,318
VMware, Inc. (a)	14	2,331
Workday, Inc. (a)	23	4,942
Zoom Video Communications, Inc., Class A (a)	14	979
Zscaler, Inc. (a)	14	2,178
		1,714,137
Specialized REITs – 0.13%
American Tower Corp.	14	2,302
Crown Castle, Inc.	14	1,288
Digital Realty Trust, Inc.	1	121
Equinix, Inc.	1	726
Farmland Partners, Inc.	84	862
Iron Mountain, Inc.	42	2,497
Lamar Advertising Co.	14	1,169
National Storage Affiliates Trust	84	2,667
VICI Properties, Inc.	42	1,222
		12,854
Specialty Retail – 1.47%
Advance Auto Parts, Inc.	14	783
AutoZone, Inc. (a)	3	7,620
Bath & Body Works, Inc.	442	14,940
Best Buy Co., Inc.	14	973
CarMax, Inc. (a)	271	19,168
Chewy, Inc. (a)	28	511

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Specialty Retail – 1.47% (Continued)
Dick’s Sporting Goods, Inc.	14	$1,520
Gap, Inc.	14	149
Home Depot, Inc.	115	34,748
Leslie’s, Inc. (a)	28	158
Lowe’s Cos., Inc.	110	22,862
O’Reilly Automotive, Inc. (a)	1	909
Revolve Group, Inc. (a)	28	381
Ross Stores, Inc.	25	2,824
TJX Cos., Inc.	316	28,086
Ulta Beauty, Inc. (a)	4	1,598
Wayfair, Inc. (a)	28	1,696
		138,926
Technology Hardware, Storage & Peripherals – 7.25%
Apple, Inc.	3,604	617,042
Dell Technologies, Inc.	210	14,469
Hewlett Packard Enterprise Co.	546	9,484
HP, Inc.	426	10,948
NetApp, Inc.	56	4,249
Pure Storage, Inc. (a)	84	2,992
Quantum Corp. (a)	672	410
Seagate Technology Holdings PLC (b)	312	20,576
Western Digital Corp. (a)	56	2,555
Xerox Holdings Corp.	42	659
		683,384
Textiles, Apparel & Luxury Goods – 0.39%
Carter’s, Inc.	238	16,457
NIKE, Inc., Class A	177	16,924
Tapestry, Inc.	46	1,323
Under Armour, Inc. (a)	266	1,770
		36,474
Tobacco – 0.93%
Altria Group, Inc.	154	6,476
Philip Morris International, Inc.	878	81,285
		87,761
Trading Companies & Distributors – 0.29%
Air Lease Corp.	14	552
Fastenal Co.	42	2,295
Ferguson PLC (b)	29	4,770
United Rentals, Inc.	28	12,447

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Trading Companies & Distributors – 0.29% (Continued)
Watsco, Inc.	3	$1,133
WESCO International, Inc.	36	5,178
WW Grainger, Inc.	1	692
		27,067
Water Utilities – 0.02%
American Water Works Co., Inc.	14	1,734
Wireless Telecommunication Services – 0.18%
TIM SA/Brazil (b)	301	4,485
T-Mobile US, Inc. (a)	84	11,764
Vodafone Group PLC (b)	92	872
		17,121
Total Common Stocks
(Cost $8,187,275)		8,597,766

EXCHANGE TRADED FUNDS – 8.69%
Equity – 2.48%
Fidelity Dividend ETF for Rising Rates	653	25,970
First Trust Institutional Preferred Securities and Income ETF	476	8,035
First Trust Preferred Securities and Income ETF	224	3,577
Franklin U.S. Large Cap Multifactor Index ETF	28	1,206
Global X Variable Rate Preferred ETF	378	8,679
Invesco Variable Rate Preferred ETF	392	8,769
iShares Core MSCI EAFE ETF	14	901
iShares Core S&P 500 ETF	14	6,012
iShares Core S&P Small-Cap ETF	14	1,321
iShares ESG Aware MSCI USA ETF	14	1,315
iShares Expanded Tech-Software Sector ETF	90	30,713
iShares Global Healthcare ETF	14	1,154
iShares MSCI EAFE Growth ETF	14	1,208
iShares MSCI USA Min Vol Factor ETF	14	1,013
iShares MSCI USA Value Factor ETF	14	1,270
iShares U.S. Medical Devices ETF	14	679
iShares US Telecommunications ETF	28	596
Nuveen ESG Large-Cap Growth ETF	515	30,885
SPDR Blackstone Senior Loan ETF	28	1,174
Schwab US Dividend Equity ETF	549	38,847
SPDR Dow Jones Industrial Average ETF Trust	34	11,388
SPDR Portfolio S&P 500 Growth ETF	540	32,011
VanEck Durable High Dividend ETF	140	4,237
Vanguard FTSE Developed Markets ETF	28	1,224
Vanguard FTSE Emerging Markets ETF	28	1,098

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Equity – 2.48% (Continued)
Vanguard S&P 500 ETF	14	$5,498
Virtus Real Asset Income ETF	168	3,714
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	28	747
		233,241
Fixed Income – 6.21%
Franklin U.S. Core Bond ETF	42	861
iShares 20+ Year Treasury Bond ETF	14	1,242
iShares 7-10 Year Treasury Bond ETF	14	1,282
iShares US Treasury Bond ETF	42	926
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	5,805	581,313
		585,624
Total Exchange Traded Funds
(Cost $816,257)		818,865

CLOSED END FUNDS – 0.05%
Business Development Companies – 0.05%
Ares Capital Corp.	56	1,090
FS KKR Capital Corp.	42	827
Golub Capital BDC, Inc.	210	3,081
Total Closed End Funds
(Cost $4,770)		4,998

SHORT-TERM INVESTMENT – 0.02%
Money Market Fund – 0.02%
First American Government Obligations Fund, Class X, 5.26% (c)	1,529	1,529
Total Short-Term Investment
(Cost $1,529)		1,529
Total Investments
(Cost $9,009,831) – 99.97%		9,423,158
Other Assets and Liabilities, Net – 0.03%		2,535
Total Net Assets – 100.00%		$9,425,693

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
PLC – Public Liability Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (“GICS”®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments
September 30, 2023

	Shares	Value
COMMON STOCKS – 96.10%
Aerospace & Defense – 2.46%
Boeing Co. (a)	49	$9,392
General Dynamics Corp.	8	1,768
Hexcel Corp.	8	521
Lockheed Martin Corp.	77	31,490
Raytheon Technologies Corp.	488	35,121
Woodward, Inc.	345	42,870
		121,162
Air Freight & Logistics – 1.74%
FedEx Corp.	306	81,065
United Parcel Service, Inc., Class B	32	4,988
		86,053
Automobile Components – 0.13%
Gentex Corp.	8	260
Goodyear Tire & Rubber Co.	51	634
LCI Industries	49	5,754
		6,648
Automobiles – 0.42%
Ferrari NV (b)	1	296
Ford Motor Co.	1,241	15,414
NIO, Inc. – ADR (a)	8	72
Stellantis NV (b)	187	3,577
Tesla, Inc. (a)	6	1,501
Workhorse Group, Inc. (a)	56	23
		20,883
Banks – 3.11%
Bank of America Corp.	243	6,653
Bank of Nova Scotia (b)	8	365
Citigroup, Inc.	752	30,930
Citizens Financial Group, Inc.	8	214
Community Trust Bancorp, Inc.	8	274
Farmers & Merchants Bancorp, Inc.	111	1,946
Fifth Third Bancorp	8	203
First Guaranty Bancshares, Inc.	16	176
JPMorgan Chase & Co.	207	30,019
KeyCorp	16	172
New York Community Bancorp, Inc.	46	522
PNC Financial Services Group, Inc.	7	859
Regions Financial Corp.	16	275
Royal Bank of Canada (b)	32	2,798

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Banks – 3.11% (Continued)
Southern States Bancshares, Inc.	199	$4,495
Synovus Financial Corp.	68	1,890
United Bankshares, Inc.	382	10,539
US Bancorp	128	4,232
Wells Fargo & Co.	1,210	49,442
Zions Bancorp NA	225	7,850
		153,854
Beverages – 0.62%
Coca-Cola Co.	232	12,987
Constellation Brands, Inc.	16	4,021
Keurig Dr Pepper, Inc.	188	5,935
Monster Beverage Corp. (a)	121	6,407
PepsiCo, Inc.	8	1,356
		30,706
Biotechnology – 2.21%
AbbVie, Inc.	75	11,180
Amgen, Inc.	43	11,557
Gilead Sciences, Inc.	8	600
Humacyte, Inc. (a)	240	703
Neurocrine Biosciences, Inc. (a)	70	7,875
United Therapeutics Corp. (a)	339	76,569
Vertex Pharmaceuticals, Inc. (a)	1	348
		108,832
Broadline Retail – 1.54%
Alibaba Group Holding Ltd. – ADR (a)	8	694
Amazon.com, Inc. (a)	570	72,459
Etsy, Inc. (a)	49	3,164
Qurate Retail, Inc. (a)	144	87
		76,404
Building Products – 1.22%
A O Smith Corp.	32	2,116
Allegion PLC (b)	8	834
Carlisle Cos., Inc.	89	23,074
Fortune Brands Innovations, Inc.	210	13,054
Lennox International, Inc.	2	749
Owens Corning	27	3,683
Simpson Manufacturing Co., Inc.	107	16,030
Trex Co., Inc. (a)	8	493
		60,033

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Capital Markets – 1.44%
Ameriprise Financial, Inc.	1	$330
Bank of New York Mellon Corp.	8	341
BlackRock, Inc.	7	4,525
Cboe Global Markets, Inc.	8	1,250
Charles Schwab Corp.	507	27,835
CME Group, Inc.	14	2,803
Coinbase Global, Inc. (a)	8	601
Goldman Sachs Group, Inc.	8	2,589
Houlihan Lokey, Inc.	126	13,497
Intercontinental Exchange, Inc.	41	4,511
KKR & Co., Inc.	72	4,435
LPL Financial Holdings, Inc.	2	475
Moody’s Corp.	4	1,265
Morgan Stanley	8	653
Nasdaq, Inc.	8	389
S&P Global, Inc.	3	1,096
T Rowe Price Group, Inc.	36	3,775
Victory Capital Holdings, Inc., Class A	16	533
		70,903
Chemicals – 2.57%
Air Products and Chemicals, Inc.	5	1,417
Albemarle Corp.	12	2,040
Cabot Corp.	16	1,108
Chemours Co.	54	1,515
Dow, Inc.	1,383	71,308
Linde PLC (b)	124	46,171
Mosaic Co.	8	285
PPG Industries, Inc.	8	1,038
Sherwin-Williams Co.	6	1,530
		126,412
Commercial Services & Supplies – 0.15%
Republic Services, Inc.	8	1,140
Waste Management, Inc.	40	6,098
		7,238
Communications Equipment – 1.19%
Arista Networks, Inc. (a)	259	47,638
Cisco Systems, Inc.	200	10,752
Motorola Solutions, Inc.	2	544
		58,934

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Construction & Engineering – 1.87%
AECOM	1	$83
Comfort Systems USA, Inc.	475	80,944
Quanta Services, Inc.	38	7,109
Valmont Industries, Inc.	17	4,084
		92,220
Construction Materials – 0.00%
Vulcan Materials Co.	1	202

Consumer Finance – 1.09%
Ally Financial, Inc.	18	480
American Express Co.	24	3,581
Capital One Financial Corp.	410	39,791
Discover Financial Services	16	1,386
FirstCash Holdings, Inc.	60	6,023
Katapult Holdings, Inc. (a)	243	2,488
		53,749
Consumer Staples Distribution & Retail – 2.17%
BJ’s Wholesale Club Holdings, Inc. (a)	270	19,270
Costco Wholesale Corp.	72	40,677
Dollar General Corp.	2	212
Dollar Tree, Inc. (a)	301	32,041
Ingles Markets, Inc.	8	603
Kroger Co.	16	716
Sysco Corp.	8	528
Target Corp.	19	2,101
Walgreens Boots Alliance, Inc.	85	1,890
Walmart, Inc.	58	9,276
		107,314
Containers & Packaging – 0.70%
AptarGroup, Inc.	85	10,628
Avery Dennison Corp.	39	7,124
Ball Corp.	40	1,991
Crown Holdings, Inc.	17	1,504
International Paper Co.	8	284
TriMas Corp.	525	13,000
		34,531
Diversified Consumer Services – 0.03%
Chegg, Inc.	56	500
Service Corp. International	16	914
		1,414

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Diversified Telecommunication Services – 1.24%
AT&T, Inc.	3,787	$56,881
Verizon Communications, Inc.	136	4,408
		61,289
Electric Utilities – 0.76%
American Electric Power Co., Inc.	24	1,805
Duke Energy Corp.	27	2,383
NextEra Energy, Inc.	536	30,707
Southern Co.	8	518
Via Renewables, Inc.	2	15
Xcel Energy, Inc.	40	2,289
		37,717
Electrical Equipment – 1.90%
AMETEK, Inc.	8	1,182
Ballard Power Systems, Inc. (a)(b)	96	352
Emerson Electric Co.	317	30,613
FuelCell Energy, Inc. (a)	192	246
Generac Holdings, Inc. (a)	8	872
Ideal Power, Inc. (a)	56	548
Nuvve Holding Corp. (a)	96	33
nVent Electric PLC (b)	398	21,090
Plug Power, Inc. (a)	24	182
Regal Rexnord Corp.	41	5,858
Rockwell Automation, Inc.	116	33,160
		94,136
Electronic Equipment, Instruments & Components – 1.19%
Amphenol Corp., Class A	19	1,596
Arrow Electronics, Inc. (a)	76	9,518
Corning, Inc.	56	1,706
CTS Corp.	83	3,464
ePlus, Inc. (a)	137	8,702
Fabrinet (a)(b)	43	7,165
Insight Enterprises, Inc. (a)	109	15,860
Keysight Technologies, Inc. (a)	2	265
Plexus Corp. (a)	106	9,856
Vuzix Corporation (a)	72	261
		58,393
Energy Equipment & Services – 0.12%
Baker Hughes Co.	112	3,956
Halliburton Co.	48	1,944
		5,900

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Entertainment – 1.10%
Activision Blizzard, Inc.	25	$2,341
Electronic Arts, Inc.	16	1,926
Netflix, Inc. (a)	49	18,503
ROBLOX Corp., Class A (a)	24	695
Take-Two Interactive Software, Inc. (a)	3	421
Walt Disney Co. (a)	148	11,995
Warner Bros Discovery, Inc. (a)	1,701	18,473
		54,354
Financial Services – 5.21%
Berkshire Hathaway, Inc., Class B (a)	30	10,509
Block, Inc. (a)	108	4,780
Equitable Holdings, Inc.	759	21,548
Euronet Worldwide, Inc. (a)	25	1,985
Fidelity National Information Services, Inc.	941	52,009
FleetCor Technologies, Inc. (a)	127	32,428
Global Payments, Inc.	8	923
Mastercard, Inc., Class A	74	29,297
PayPal Holdings, Inc. (a)	1,281	74,888
Visa, Inc., Class A	123	28,291
		256,658
Food Products – 1.58%
Conagra Brands, Inc.	122	3,345
General Mills, Inc.	68	4,351
Hershey Co.	13	2,601
Mondelez International, Inc.	8	555
Tyson Foods, Inc., Class A	1,332	67,253
		78,105
Gas Utilities – 1.91%
National Fuel Gas Co.	1,351	70,130
Suburban Propane Partners LP	1,510	24,236
		94,366
Ground Transportation – 0.18%
ArcBest Corp.	46	4,676
CSX Corp.	16	492
Old Dominion Freight Line, Inc.	1	409
Union Pacific Corp.	17	3,462
		9,039

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Health Care Equipment & Supplies – 1.08%
Abbott Laboratories	42	$4,068
Align Technology, Inc.	8	2,443
Asensus Surgical, Inc.	520	140
Becton Dickinson & Co.	2	517
Boston Scientific Corp.	403	21,278
DENTSPLY SIRONA, Inc.	16	547
Dexcom, Inc.	97	9,050
Edwards Lifesciences Corp.	16	1,108
Intuitive Surgical, Inc.	6	1,754
Koninklijke Philips NV (a)	158	3,151
Masimo Corp.	49	4,296
Medtronic PLC	52	4,074
Zimmer Biomet Holdings, Inc.	8	898
		53,324
Health Care Providers & Services – 3.41%
Centene Corp. (a)	67	4,615
Cigna Group	2	572
CVS Health Corp.	226	15,779
Elevance Health, Inc.	170	74,021
Fresenius Medical Care AG & Co. KGaA	104	2,240
HealthEquity, Inc.	16	1,169
Henry Schein, Inc.	271	20,122
McKesson Corp.	14	6,088
Quest Diagnostics, Inc.	22	2,681
UnitedHealth Group, Inc.	80	40,335
		167,622
Health Care REITs – 0.00%
Medical Properties Trust, Inc.	16	87

Hotels, Restaurants & Leisure – 2.16%
Airbnb, Inc.	8	1,098
Booking Holdings, Inc.	3	9,252
Chipotle Mexican Grill, Inc.	8	14,654
Domino’s Pizza, Inc.	6	2,273
DraftKings, Inc.	24	707
Hilton Worldwide Holdings, Inc.	80	12,014
Hyatt Hotels Corp.	26	2,758
Las Vegas Sands Corp.	857	39,284
McDonald’s Corp.	13	3,425
Norwegian Cruise Line Holdings Ltd. (a)	88	1,450
Penn Entertainment, Inc.	8	184

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Hotels, Restaurants & Leisure – 2.16% (Continued)
Restaurant Brands International, Inc. (b)	34	$2,265
Starbucks Corp.	117	10,679
Wynn Resorts Ltd.	71	6,561
		106,604
Household Durables – 0.24%
Garmin Ltd. (b)	14	1,473
LGI Homes, Inc. (a)	96	9,551
PulteGroup, Inc.	8	592
Sony Group Corp. – ADR	1	82
		11,698
Household Products – 0.26%
Church & Dwight Co., Inc.	5	458
Clorox Co.	39	5,111
Kimberly-Clark Corp.	23	2,780
Procter & Gamble Co.	30	4,376
		12,725
Independent Power & Renewable Elec Producers – 0.08%
AES Corp.	16	243
Clearway Energy, Inc.	189	3,765
		4,008
Industrial Conglomerates – 0.86%
3M Co.	8	749
General Electric Co.	130	14,372
Honeywell International, Inc.	148	27,341
		42,462
Insurance – 3.10%
Aflac, Inc.	8	614
Allstate Corp.	513	57,153
Chubb Ltd. (b)	88	18,320
Fidelity National Financial, Inc.	8	330
Hartford Financial Services Group, Inc.	8	567
Marsh & McLennan Cos., Inc.	106	20,172
Old Republic International Corp.	48	1,293
Primerica, Inc.	104	20,177
Progressive Corp.	29	4,040
Selective Insurance Group, Inc.	21	2,167
Willis Towers Watson PLC (b)	134	28,000
		152,833

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Interactive Media & Services – 1.46%
Alphabet, Inc., Class A (a)	345	$45,146
Alphabet, Inc., Class C (a)	50	6,593
IAC, Inc. (a)	242	12,194
Liberty TripAdvisor Holdings, Inc. (a)	88	43
Meta Platforms, Inc., Class A (a)	27	8,106
		72,082
IT Services – 3.50%
Accenture PLC, Class A (b)	315	96,740
EPAM Systems, Inc. (a)	234	59,831
International Business Machines Corp.	72	10,102
VeriSign, Inc. (a)	32	6,481
		173,154
Leisure Products – 0.02%
Peloton Interactive, Inc., Class A (a)	48	242
Polaris, Inc.	8	834
		1,076
Life Sciences Tools & Services – 0.88%
Agilent Technologies, Inc.	11	1,230
Danaher Corp.	23	5,706
ICON PLC (a)(b)	8	1,970
Illumina, Inc. (a)	20	2,746
IQVIA Holdings, Inc. (a)	76	14,953
Thermo Fisher Scientific, Inc.	33	16,704
Waters Corp. (a)	1	274
		43,583
Machinery – 2.35%
AGCO Corp.	41	4,849
Caterpillar, Inc.	8	2,184
CNH Industrial NV (b)	624	7,550
Crane Co.	16	1,421
Cummins, Inc.	6	1,371
Deere & Co.	8	3,019
Donaldson Co., Inc.	249	14,850
Dover Corp.	82	11,440
EnPro Industries, Inc.	8	970
Gates Industrial Corp. PLC (a)(b)	480	5,573
IDEX Corp.	1	208
Illinois Tool Works, Inc.	29	6,679
ITT, Inc.	49	4,798

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Machinery – 2.35% (Continued)
Oshkosh Corp.	398	$37,981
Otis Worldwide Corp.	56	4,497
PACCAR, Inc.	55	4,676
Parker-Hannifin Corp.	8	3,116
Stanley Black & Decker, Inc.	8	669
		115,851
Marine Transportation – 0.02%
Castor Maritime, Inc. (a)(b)	40	17
Golden Ocean Group Ltd. (b)	112	883
		900
Media – 1.00%
Charter Communications, Inc. (a)	28	12,315
Comcast Corp.	152	6,740
DISH Network Corp., Class A (a)	420	2,461
Interpublic Group of Cos., Inc.	394	11,292
Liberty Broadband Corp. (a)	148	13,515
Liberty Media Corp.-Liberty SiriusXM (a)	16	407
Omnicom Group, Inc.	22	1,639
Paramount Global	80	1,032
		49,401
Metals & Mining – 2.22%
Barrick Gold Corp. (b)	432	6,286
BHP Group Ltd. – ADR	8	455
Cleveland-Cliffs, Inc. (a)	3,970	62,051
Freeport-McMoRan, Inc.	314	11,709
Nucor Corp.	174	27,205
Reliance Steel & Aluminum Co.	1	262
Rio Tinto PLC – ADR	8	509
Royal Gold, Inc.	8	851
		109,328
Mortgage Real Estate Investment Trusts (REITs) – 0.04%
Arlington Asset Investment Corp. (a)	343	1,468
Blackstone Mortgage Trust, Inc.	8	174
Chimera Investment Corp.	48	262
		1,904
Multi-Utilities – 0.04%
CenterPoint Energy, Inc.	56	1,503
CMS Energy Corp.	8	425
		1,928

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Oil, Gas & Consumable Fuels – 11.26%
Alliance Resource Partners LP	236	$5,317
Antero Midstream Corp.	32	383
Chevron Corp.	358	60,366
Chord Energy Corp.	18	2,917
Civitas Resources, Inc.	8	647
ConocoPhillips	1,094	131,062
Coterra Energy, Inc.	62	1,677
Cross Timbers Royalty Trust	62	1,208
CrossAmerica Partners LP	104	2,256
Devon Energy Corp.	419	19,986
Energy Transfer LP	1,405	19,712
EOG Resources, Inc.	18	2,282
Exxon Mobil Corp.	138	16,226
Green Plains Partners LP	232	3,452
Kinder Morgan, Inc.	16	265
NGL Energy Partners LP (a)	23,953	92,698
Occidental Petroleum Corp.	35	2,271
ONEOK, Inc.	535	33,924
Pembina Pipeline Corp. (b)	120	3,607
Permian Resources Corp.	109	1,522
Phillips 66	67	8,050
Pioneer Natural Resources Co.	2	459
Plains All American Pipeline LP	150	2,298
Shell PLC (a)	1,592	102,494
Summit Midstream Partners LP (a)	8	111
Tellurian, Inc. (a)	256	297
TotalEnergies SE – ADR	32	2,104
USD Partners LP	589	353
Valero Energy Corp.	8	1,134
Williams Cos., Inc.	1,093	36,823
		555,901
Paper & Forest Products – 0.01%
Sylvamo Corp.	8	352

Passenger Airlines – 0.93%
American Airlines Group, Inc. (a)	568	7,276
Delta Air Lines, Inc.	545	20,165
Southwest Airlines Co.	602	16,296
United Airlines Holdings, Inc. (a)	56	2,369
		46,106

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Personal Care Products – 0.01%
Beauty Health Co. (a)	32	$192
Estee Lauder Cos., Inc.	1	145
		337
Pharmaceuticals – 1.48%
Acasti Pharma, Inc. (a)(b)	12	33
AstraZeneca PLC – ADR	194	13,138
Bristol-Myers Squibb Co.	37	2,147
Eli Lilly & Co.	5	2,686
GSK PLC – ADR	112	4,060
Johnson & Johnson	270	42,052
Merck & Co., Inc.	48	4,942
Novartis AG – ADR	8	815
Pfizer, Inc.	16	531
Takeda Pharmaceutical Co. Ltd. – ADR	24	371
Zoetis, Inc.	14	2,436
		73,211
Professional Services – 0.64%
Automatic Data Processing, Inc.	17	4,090
Booz Allen Hamilton Holding Corp.	24	2,622
FTI Consulting, Inc. (a)	16	2,855
Genpact Ltd. (b)	41	1,484
Jacobs Solutions, Inc.	4	546
KBR, Inc.	85	5,010
Paychex, Inc.	5	577
Paycom Software, Inc.	1	259
RELX PLC – ADR	16	539
Robert Half International, Inc.	188	13,776
		31,758
Real Estate Management & Development – 0.01%
Kennedy-Wilson Holdings, Inc.	48	708

Residential REITs – 0.01%
Equity LifeStyle Properties, Inc.	8	510

Retail REITs – 1.10%
Simon Property Group, Inc.	502	54,231

Semiconductors & Semiconductor Equipment – 6.12%
Advanced Micro Devices, Inc. (a)	24	2,468
Applied Materials, Inc.	24	3,323
ASML Holding NV (b)	68	40,029

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Semiconductors & Semiconductor Equipment – 6.12% (Continued)
Broadcom, Inc.	21	$17,442
Daqo New Energy Corp. – ADR	8	242
Entegris, Inc.	212	19,909
Intel Corp.	2,212	78,636
KLA Corp.	13	5,963
Lam Research Corp.	1	627
Micron Technology, Inc.	40	2,721
MKS Instruments, Inc.	8	692
NVIDIA Corp.	73	31,754
QUALCOMM, Inc.	360	39,982
Skyworks Solutions, Inc.	8	789
SolarEdge Technologies, Inc. (a)	14	1,813
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	8	695
Teradyne, Inc.	8	804
Texas Instruments, Inc.	338	53,745
		301,634
Software – 4.67%
Adobe, Inc. (a)	70	35,693
Autodesk, Inc. (a)	186	38,486
C3.ai, Inc. (a)	24	612
Cadence Design Systems, Inc. (a)	108	25,304
Clear Secure, Inc.	56	1,066
Crowdstrike Holdings, Inc., Class A (a)	32	5,356
Fortinet, Inc. (a)	28	1,643
Gen Digital, Inc.	852	15,063
Intuit, Inc.	55	28,102
Microsoft Corp.	115	36,311
Oracle Corp.	59	6,249
Progress Software Corp.	154	8,097
PTC, Inc. (a)	64	9,068
Salesforce, Inc. (a)	13	2,636
ServiceNow, Inc. (a)	22	12,297
VMware, Inc. (a)	22	3,663
Zoom Video Communications, Inc., Class A (a)	8	560
		230,206
Specialized REITs – 0.04%
American Tower Corp.	2	329
Crown Castle, Inc.	11	1,012
Iron Mountain, Inc.	8	476
		1,817

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Special Purpose Acquisition Companies – 0.01%
Digital World Acquisition Corp. (a)	16	$263
Specialty Retail – 2.84%
Advance Auto Parts, Inc.	59	3,300
AutoZone, Inc.	1	2,540
Bath & Body Works, Inc.	980	33,124
CarMax, Inc.	51	3,607
Five Below, Inc.	37	5,953
GameStop Corp., Class A	8	132
Gap, Inc.	16	170
Home Depot, Inc.	130	39,281
Lowe’s Cos., Inc.	12	2,494
O’Reilly Automotive, Inc.	35	31,810
Penske Automotive Group, Inc.	69	11,527
RH	1	264
TJX Cos., Inc. (a)	69	6,133
		140,335
Technology Hardware, Storage & Peripherals – 0.58%
Apple, Inc.	111	19,004
NetApp, Inc.	78	5,919
Seagate Technology Holdings PLC	8	528
Western Digital Corp.	72	3,285
		28,736
Textiles, Apparel & Luxury Goods – 0.46%
Crocs, Inc.	8	706
NIKE, Inc., Class A	8	765
Skechers USA, Inc.	404	19,776
Tapestry, Inc.	12	345
Under Armour, Inc.	153	1,048
VF Corp.	8	141
		22,781
Tobacco – 1.89%
Altria Group, Inc.	171	7,191
British American Tobacco PLC	56	1,759
Philip Morris International, Inc.	899	83,229
Universal Corp.	16	755
		92,934
Trading Companies & Distributors – 1.10%
AerCap Holdings NV (a)	191	11,970
Applied Industrial Technologies, Inc.	108	16,698

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Trading Companies & Distributors – 1.10% (Continued)
Beacon Roofing Supply, Inc. (a)	263	$20,295
MSC Industrial Direct Co., Inc.	24	2,356
WESCO International, Inc.	17	2,445
WW Grainger, Inc.	1	692
		54,456
Wireless Telecommunication Services – 0.36%
T-Mobile US, Inc. (a)	126	17,646
Total Common Stocks
(Cost $4,712,099)		4,741,941

EXCHANGE TRADED FUNDS – 3.37%
Equity – 2.61%
Direxion Daily Financial Bull 3X Shares	16	940
Energy Select Sector SPDR Fund	8	723
Fidelity Dividend ETF for Rising Rates	108	4,295
Fidelity International Multifactor ETF	16	396
Fidelity MSCI Consumer Discretionary Index ETF	40	2,794
Fidelity MSCI Health Care Index ETF	94	5,695
Fidelity MSCI Information Technology Index ETF	81	9,957
Fidelity MSCI Materials Index ETF	32	1,414
Fidelity Nasdaq Composite Index ETF	8	416
Fidelity Quality Factor ETF	209	10,303
First Trust Value Line Dividend Index Fund	48	1,795
Franklin FTSE United Kingdom ETF	16	383
InfraCap MLP ETF	1,071	37,431
Invesco Aerospace & Defense ETF	8	638
Invesco QQQ Trust Series 1	8	2,866
iPath Series B S&P 500 VIX Short-Term Futures ETN (a)	1	23
iShares Core Dividend Growth ETF	480	23,774
iShares Core MSCI Europe ETF	8	397
iShares Core S&P Small-Cap ETF	8	755
iShares MSCI EAFE ETF	75	5,169
iShares Russell 1000 ETF	1	235
iShares S&P 500 Growth ETF	8	547
Schwab International Equity ETF	8	272
SPDR Gold Shares (a)	24	4,115
SPDR S&P 500 ETF Trust	2	855
SPDR S&P Bank ETF	8	295
SPDR S&P MidCap 400 ETF Trust	1	457
Strategy Shares NASDAQ 7 HANDL ETF	96	1,835

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
Equity – 2.61% (Continued)
United States Oil Fund LP (a)	8	$647
US Global Jets ETF (a)	24	409
Vanguard Growth ETF	8	2,178
Vanguard Russell 1000	38	7,397
		129,406
Fixed Income – 0.76%
Columbia Diversified Fixed Income Allocation ETF	80	1,347
Federated Hermes Short Duration High Yield ETF	16	357
First Trust Enhanced Short Maturity ETF	177	10,517
iShares 0-5 Year High Yield Corporate Bond ETF	16	656
iShares 10-20 Year Treasury Bond ETF	8	788
iShares 20+ Year Treasury Bond ETF	8	710
iShares TIPS Bond ETF	211	21,885
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	8	729
Schwab US TIPS ETF	8	404
		37,393
Total Exchange Traded Funds
(Cost $165,239)		166,799

CLOSED END FUNDS – 0.08%
Equity – 0.07%
BlackRock Utilities Infrastructure & Power Opportunities Trust	8	159
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	104	1,245
First Trust MLP and Energy Income Fund	112	886
Sprott Focus Trust, Inc.	124	931
Virtus Artificial Intelligence & Technology Opportunities Fund	8	132
		3,353
Business Development Companies – 0.01%
Ares Capital Corp.	16	312
Golub Capital BDC, Inc.	24	352
Hercules Capital, Inc.	8	131
		795

Total Closed End Funds
(Cost $4,387)		4,148

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
SHORT-TERM INVESTMENT – 0.34%
Money Market Fund – 0.34%
First American Government Obligations Fund, Class X, 5.26% (c)	17,020	$17,020
Total Short-Term Investment
(Cost $17,020)		17,020
Total Investments
(Cost $4,898,745) – 99.89%		4,929,908
Other Assets and Liabilities, Net – 0.11%		5,337
Total Net Assets – 100.00%		$4,935,245

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
PLC – Public Liability Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (“GICS”®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Statement of Assets and Liabilities
September 30, 2023

	Unusual Whales	Unusual Whales
	Subversive Democratic	Subversive Republican
	Trading ETF	Trading ETF
ASSETS:
Investments, at value (Cost $9,009,831, $4,898,745)	$9,423,158	$4,929,908
Dividends and interest receivable	6,255	4,999
Receivable from Adviser (See Note 3)	—	338
Total assets	9,429,413	4,935,245

LIABILITIES:
Payable to Adviser	3,720	—
Total liabilities	3,720	—

NET ASSETS	$9,425,693	$4,935,245

NET ASSETS CONSIST OF:
Paid-in capital	$8,991,376	$4,935,618
Total distributable earnings (accumulated loss)	434,317	(373)
Net Assets	$9,425,693	$4,935,245

Shares issued and outstanding(1)	350,000	200,000
Net asset value, redemption price and offering price per share	$26.93	$24.68

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Statement of Operations
For the Period Ended September 30, 2023(1)

	Unusual Whales	Unusual Whales
	Subversive Democratic	Subversive Republican
	Trading ETF	Trading ETF
INVESTMENT INCOME:
Dividend income (Net of foreign withholding taxes of $356, $173)	$59,776	$62,398
Interest income	4,350	441
Total investment income	64,126	62,839

EXPENSES:
Investment advisory fees (See Note 3)	36,463	22,727
Net expenses	36,463	22,727

NET INVESTMENT INCOME	27,663	40,112

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(8,562)	(71,648)
Net change in unrealized appreciation on investments	413,327	31,163
Net realized and unrealized gain (loss) on investments	404,765	(40,485)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$432,428	$(373)

(1)	Commencement date of the Funds was February 6, 2023.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Statement of Changes in Net Assets

For the Period
Inception(1) through
September 30, 2023
OPERATIONS:
Net investment income	$27,663
Net realized loss on investments	(8,562)
Net change in unrealized appreciation (depreciation) on investments	413,327
Net increase in net assets resulting from operations	432,428

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	8,993,265

TOTAL INCREASE IN NET ASSETS	9,425,693

NET ASSETS:
Beginning of period	—
End of period	$9,425,693

(1)	Commencement date of the Fund was February 6, 2023.
(2)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:	Shares	Amount
Issued	375,000	$9,597,018
Redeemed	(25,000)	(603,753)
Net increase in shares outstanding	350,000	$8,993,265

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Statement of Changes in Net Assets

For the Period
Inception(1) through
September 30, 2023
OPERATIONS:
Net investment income	$40,112
Net realized loss on investments	(71,648)
Net change in unrealized appreciation (depreciation) on investments	31,163
Net decrease in net assets resulting from operations	(373)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	4,935,618

TOTAL INCREASE IN NET ASSETS	4,935,245

NET ASSETS:
Beginning of period	—
End of period	$4,935,245

(1)	Commencement date of the Fund was February 6, 2023.
(2)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:	Shares	Amount
Issued	200,000	$4,935,618
Net increase in shares outstanding	200,000	$4,935,618

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Financial Highlights

For a Fund share outstanding throughout the period.

For the Period
Inception(1) through
September 30, 2023
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.10
Net realized and unrealized gain on investments	1.83
Total from investment operations	1.93

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions paid	—
Net Asset Value, end of period	$26.93

TOTAL RETURN, AT NAV(3)	7.72%
TOTAL RETURN, AT MARKET(3)	7.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,426

Ratio of expenses to average net assets(4)(5)	0.75%
Ratio of net investment income to average net assets(4)(5)	0.57%
Portfolio turnover rate(3)(6)(7)	44%

(1)	Commencement date of the Fund was February 6, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for period less than one year.
(4)	Annualized for period less that one year.
(5)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(6)	Excludes impact of in-kind transactions.
(7)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Financial Highlights

For a Fund share outstanding throughout the period.

For the Period
Inception(1) through
September 30, 2023
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.21
Net realized and unrealized loss on investments	(0.53)
Total from investment operations	(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions paid	—
Net Asset Value, end of period	$24.68

TOTAL RETURN, AT NAV(3)	-1.30%
TOTAL RETURN, AT MARKET(3)	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,935

Ratio of expenses to average net assets(4)(5)	0.75%
Ratio of net investment income to average net assets(4)(5)	1.32%
Portfolio turnover rate(3)(6)(7)	46%

(1)	Commencement date of the Fund was February 6, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for period less than one year.
(4)	Annualized for period less that one year.
(5)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(6)	Excludes impact of in-kind transactions.
(7)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements
September 30, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Unusual Whales Subversive Democratic Trading ETF (“Democratic Trading ETF”) and the Unusual Whales Subversive Republican Trading ETF (“Republican Trading ETF”) (each separately a “Fund,” or collectively, the “Funds”) each has its own investment objectives and policies with the Trust. The Funds commenced operations on February 6, 2023. The Funds’ investment adviser, Subversive Capital Advisor LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.

The Democratic Trading ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that sitting Democratic members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Democratic Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Democratic Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Democratic Party).

The Republican Trading ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that sitting Republican members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Republican Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Republican Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Republican Party).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued
September 30, 2023

Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued
September 30, 2023

The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of September 30, 2023:

Democratic Trading ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$8,597,766	$—	$—	$8,597,766
Exchange Traded Funds	818,865	—	—	818,865
Closed End Funds	4,998	—	—	4,998
Short-Term Investment	1,529	—	—	1,529
Total Investments in Securities	$9,423,158	$—	$—	$9,423,158

Republican Trading ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,741,941	$—	$—	$4,741,941
Exchange Traded Funds	166,799	—	—	166,799
Closed End Funds	4,148	—	—	4,148
Short-Term Investment	17,020	—	—	17,020
Total Investments in Securities	$4,929,908	$—	$—	$4,929,908

As of the period ended September 30, 2023, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Refer to each Fund’s Schedule of Investments for further information on the classification of investments.

B.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued
September 30, 2023

about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.  Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

D.  Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

E.  Security Transactions, Income and Expenses – The Funds follow industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

F.  Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on days which the Cboe BZX Exchange, Inc. is closed for trading.

G.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds’. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Funds at the annual rate of 0.75%.

The Adviser has retained Tidal Investments, LLC (“sub-adviser”) to serve as sub-adviser to the Funds.  The sub-adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued
September 30, 2023

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The receivable from Adviser for $338 as of September 30, 2023 for the Republican Trading ETF, consists of fees payable to the Adviser and trust level expenses paid by the Fund and will be reimbursed by the Adviser. The net amount is the result of the timing in the payments of the invoices and the reimbursement from the Adviser, which was paid shortly after the Fund’s fiscal year end.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Adviser has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the period ended March 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued
September 30, 2023

recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

At September 30, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Democratic Trading ETF	Republican Trading ETF
Tax Cost of Investments*	$9,075,027	$4,960,518
Gross unrealized appreciation	$862,815	$333,750
Gross unrealized depreciation	(514,684)	(364,360)
Net unrealized appreciation(depreciation)	348,131	(30,610)
Undistributed ordinary income	90,574	40,113
Undistributed long-term capital gains	141	—
Distributable earnings	90,715	40,113
Other accumulated losses	(4,529)	(9,876)
Total accumulated gain (loss)	$434,317	$(373)

*	Represents cost for federal income tax purposes and differs from cost for financial reporting purposes due to wash sales.

As of September 30, 2023, the Republican Trading ETF had $9,669 in short-term capital loss carryovers, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended September 30, 2023, the Funds had no deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Funds’ taxable year subsequent to December 31.

Distributions to Shareholders – The Funds intend to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the period ended September 30, 2023, paid-in capital was decreased by $1,889 and distributable earnings was increased $1,889 for the Democratic Trading ETF in relation to Redemption in Kinds (RIKs) and RIKs on wash sales. There were no reclassifications needed for the Republican Trading ETF.

For the period ended September 30, 2023, the Funds did not make any distributions to shareholders.

5.  DISTRIBUTION FEES

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of the Funds’ average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued
September 30, 2023

6.  CAPITAL SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust  Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended September 30, 2023, were as follows:

	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases*	Sales**
Democratic Trading ETF	—	—	4,226,404	3,444,998
Republican Trading ETF	—	—	2,957,738	2,203,414

*	Purchases exclude subscriptions in-kind of $8,822,547 and $4,224,038 for the Democratic Trading ETF and Republican Trading ETF, respectively.
**	Sales exclude redemptions in-kind of $582,527 for the Democratic Trading ETF.

8.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements – Continued
September 30, 2023

9.  SUBSEQUENT EVENTS

As of November 20, 2023, Cullen Small no longer serves as Vice President, Treasurer, and Principal Financial Officer of the Trust. As of November 20, 2023, Douglas Schafer has replaced Mr. Small as Vice President, Treasurer, and Principal Financial Officer of the Trust. These changes were approved by the Board on October 26, 2023.

As of October 26, 2023, Leone Logan was approved as an Assistant Treasurer of the Trust. This change was approved by the Board on October 26, 2023.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Subversive ETFs and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF (“Subversive ETFs” or the “Funds”), each a series of Series Portfolios Trust, as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period February 6, 2023 (commencement of operations) through September 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Subversive Capital Advisor LLC’s investment companies since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 29, 2023

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Additional Information (Unaudited)
September 30, 2023

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust(1)
Koji Felton	Trustee	Indefinite Term;	Retired.	2	Independent
(born 1961)		Since			Trustee, Listed
		September			Funds Trust
		2015.			(15 portfolios)
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	2	Independent
(born 1956)		Since			Trustee, F/m
		September			Funds Trust
		2015.			(3 portfolios)
(Since May
2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	2	None
(born 1955)		Since	Officer, United Nations
		September	Joint Staff Pension Fund
		2015.	(2009 – 2017).
Interested Trustee
Elaine E. Richards(3)	Chair,	Indefinite Term;	Senior Vice President,	2	None
(born 1968)	Trustee	Since	U.S. Bancorp Fund
		July 2021	Services, LLC (since 2007).
Officers of the Trust
Ryan L. Roell	President and	Indefinite Term;	Vice President,	Not	Not
(born 1973)	Principal	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
	Executive	July 2019.	LLC (since 2005).
Officer

Cullen O. Small(4)	Vice	Indefinite Term;	Vice President,	Not	Not
(born 1987)	President,	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
	Treasurer and	January 2019.	LLC (since 2010).
Principal
Financial
Officer

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Additional Information (Unaudited) – Continued
September 30, 2023

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Douglas Schafer(4)	Vice	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1970)	President,	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
	Treasurer and	November 2023.	LLC (since 2002).
Principal
Financial
Officer

Donna Barrette	Vice	Indefinite Term;	Senior Vice President	Not	Not
(born 1966)	President,	Since	and Compliance Officer,	Applicable	Applicable
	Chief	November 2019.	U.S. Bancorp Fund Services,
	Compliance		LLC (since 2004).
Officer and
Anti-Money
Laundering
Officer

Adam W. Smith	Secretary	Indefinite Term;	Vice President,	Not	Not
(born 1981)		Since	U.S. Bancorp Fund Services,	Applicable	Applicable
		June 2019.	LLC (since 2012).

Richard E. Grange	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1982)	Treasurer	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
		October 2022.	LLC (since 2017).

Leone Logan(4)	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1986)	Treasurer	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
		November 2023.	LLC (since 2022): Senior
Financial Reporting Analyst,
BNY Mellon (2014-2022)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of the date September 30, 2023, the Trust was comprised of 18 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Richards, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

(4)	Refer to Note 8 in Notes to the Financial Statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Additional Information (Unaudited) – Continued
September 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at https://www.subversiveetfs.com/.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Privacy Notice (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. The Funds may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 25,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

INVESTMENT ADVISER
Subversive Capital Advisor, LLC
217 Centre Street, Suite 122
New York, NY 10013

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal period ended September 30, 2023, the Funds’ principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed, audit-related fees, tax fees and other fees by the principal accountant.

FYE 09/30/2023
(a)Audit Fees	$29,000
(b)Audit-Related Fees	$0
(c)Tax Fees	$7,000
(d)All Other Fees	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 09/30/2023
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser).

Non-Audit Related Fees	FYE 09/30/2023
Registrant	$0
Registrant’s Investment Adviser	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date   12/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    12/7/2023

By (Signature and Title)      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date    12/7/2023